UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2017 to July 31, 2017

Item 1:   Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

July 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (69.4%)
$900	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	1.470	$902,900
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	1.426	200,631
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	1.337	500,977
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	1.500	501,343
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	1.397	501,974
775	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	1.407	777,994
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	1.376	802,956
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/12/19	1.223	300,000
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/08/19	1.193	400,141
1,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	1.418	1,105,996
350	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	1.279	351,077
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/11/19	1.406	301,350
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	1.407	502,510
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	1.254	801,584
150	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/21/20	1.240	149,890
700	Federal Farm Credit Banks(1)	(AA+, Aaa)	12/08/23	1.624	705,321
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	1.234	500,175
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	1.247	500,191
500	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	1.297	500,363
500	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	1.298	500,411
500	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	1.269	500,408
600	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	1.154	600,523
1,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	1.424	1,006,881
400	Federal Home Loan Banks	(AA+, Aaa)	07/23/21	2.000	400,013
500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	1.274	500,471
400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	1.239	400,596
700	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	1.074	700,120
450	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	448,796
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	199,202
690	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	04/26/19	1.000	689,854
150	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/28/20	1.800	150,005
700	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	1.275	700,529
600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	598,760
300	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	299,477
1,400	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	1.233	1,402,121
1,150	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	1.224	1,151,643
700	Federal National Mortgage Association(1)	(AA+, Aaa)	03/13/20	1.086	700,450
600	Federal National Mortgage Association(1)	(AA+, Aaa)	03/25/20	1.136	600,078
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $21,810,881)					21,857,711

UNITED STATES TREASURY OBLIGATIONS (16.5%)
1,000	United States Treasury Bill	(AA+, Aaa)	10/26/17	1.085	997,444
200	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/18	1.345	200,310
1,700	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	07/31/18	1.247	1,703,563
1,300	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	10/31/18	1.243	1,303,045
1,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/19	1.213	1,001,883
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,198,073)					5,206,245

SHORT-TERM INVESTMENT (6.2%)
1,951	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,950,755)		08/01/17	0.120	1,950,755

TOTAL INVESTMENTS AT VALUE (92.1%) (Cost $28,959,709)					29,014,711

OTHER ASSETS IN EXCESS OF LIABILITIES (7.9%)					2,501,687

NET ASSETS (100.0%)					$31,516,398

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation — The interest rate shown is as of July 31, 2017.
(2)	Step Bond — The interest rate shown is as of July 31, 2017 and will reset at a future date.
(3)	At July 31, 2017, $1,511,970 in the value of these securities has been pledged as collateral for open swap contracts.
(4)	At July 31, 2017, $1,703,563 in the value of this security has been pledged as collateral with a Futures Commission Merchant (“FCM”).

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Sep 2017	9	$451,530	$42,332
Brent Crude Oil Futures	USD	Oct 2017	34	1,792,480	153,256
					$195,588
Livestock
Cattle Feeder Futures	USD	Sep 2017	16	1,173,200	$(34,776)
Lean Hogs Futures	USD	Oct 2017	17	448,970	(3,795)
					$(38,571)
Contracts to Sell
Agriculture
Hard Red Spring Wheat Futures	USD	Sep 2017	(25)	(914,062)	$(120,706)
Hard Red Spring Wheat Futures	USD	Dec 2017	(4)	(148,850)	7,119
					$(113,587)
Net unrealized appreciation (depreciation)					$43,430

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Net Unrealized Appreciation (Depreciation)
USD	$7,000,000	08/22/17	CIBC	Credit Suisse Commodity Benchmark Total Return Index	1.29%	$228,578
USD	7,000,000	08/22/17	Macquarie	Credit Suisse Commodity Benchmark Total Return Index	1.30%	228,556
USD	6,761,727	08/22/17	Royal Bank of Canada	Credit Suisse Commodity Benchmark Total Return Index	1.32%	220,736
USD	21,257,000	08/04/17	Societe Generale	SGI Commodities Custom Alpha 0217	1.44%	92,312
						$770,182

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$21,857,711	$—	$21,857,711
United States Treasury Obligations	—	5,206,245	—	5,206,245
Short-term Investment	—	1,950,755	—	1,950,755
	$—	$29,014,711	$—	$29,014,711
Other Financial Instruments*
Futures Contracts	$202,707	$—	$—	$202,707
Swap Contracts**	—	770,182	—	770,182

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$159,277	$—	$—	$159,277

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (79.0%)
$78,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	1.470	$78,451,960
32,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	1.426	32,201,243
63,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	1.337	63,523,884
59,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	1.500	59,158,474
60,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	1.397	60,236,880
90,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	1.407	91,050,374
95,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	1.376	95,351,025
37,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/12/19	1.223	37,499,962
57,600	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/08/19	1.193	57,620,275
32,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/19/19	1.163	31,982,016
134,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	1.418	134,730,434
45,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	1.279	45,138,465
33,410	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/11/19	1.406	33,560,312
62,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	1.407	62,411,742
94,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	1.254	94,586,912
17,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/21/20	1.240	17,087,449
46,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	1.577	46,464,140
9,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/23/21	1.487	9,287,556
10,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/18/22	1.466	10,046,480
85,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	12/08/23	1.624	85,646,170
95,400	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	09/08/17	1.015	95,297,790
63,000	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	1.234	63,022,050
59,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	1.247	59,822,844
50,000	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	1.297	50,036,350
60,000	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	1.298	60,049,320
45,000	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	1.269	45,036,765
68,500	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	1.154	68,559,663
83,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	1.424	83,571,123
49,025	Federal Home Loan Banks	(AA+, Aaa)	07/23/21	2.000	49,026,569
69,500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	1.274	69,565,469
50,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	1.239	50,074,450
28,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.050	27,957,244
75,800	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	1.074	75,812,962
69,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	69,014,890
27,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	27,589,477
29,900	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/22/19	1.000	29,898,804
89,200	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	04/26/19	1.000	89,181,179
22,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/28/20	1.800	22,500,675
50,000	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	1.275	50,037,800
59,600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	59,476,807
43,000	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	42,925,094
166,800	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	1.233	167,052,702
161,600	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	1.224	161,830,926
82,800	Federal National Mortgage Association(1)	(AA+, Aaa)	03/13/20	1.086	82,853,240
69,000	Federal National Mortgage Association(1)	(AA+, Aaa)	03/25/20	1.136	69,008,970
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,809,427,716)					2,815,238,916

UNITED STATES TREASURY OBLIGATIONS (15.2%)
50,000	United States Treasury Bill	(AA+, Aaa)	10/26/17	1.085	49,872,200
60,000	United States Treasury Floating Rate Notes(1),(3),(4)	(AA+, Aaa)	01/31/18	1.345	60,093,060
75,000	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	04/30/18	1.263	75,119,175
30,000	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	07/31/18	1.247	30,062,880
130,000	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	10/31/18	1.243	130,304,460
65,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/19	1.213	65,122,395
105,000	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	04/30/19	1.143	105,068,880
25,000	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	07/31/19	1.133	25,003,100
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $539,961,010)					540,646,150

SHORT-TERM INVESTMENTS (2.2%)
80,651	State Street Bank and Trust Co. Euro Time Deposit (Cost $80,650,603)		08/01/17	0.120	80,650,603

Value

TOTAL INVESTMENTS AT VALUE (96.4%) (Cost $3,430,039,329)	$3,436,535,669

OTHER ASSETS IN EXCESS OF LIABILITIES (3.6%)	128,015,836

NET ASSETS (100.0%)	$3,564,551,505

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation — The interest rate shown is as of July 31, 2017.
(2)	Step Bond — The interest rate shown is as of July 31, 2017 and will reset at a future date.
(3)	At July 31, 2017, $30,048,190 in the value of these securities has been pledged as collateral with a Futures Commission Merchant (“FCM”).
(4)	At July 31, 2017, $63,978,597 in the value of these securities has been pledged as collateral for open swap contracts.

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$167,437,586	08/22/17	Bank of America	Bloomberg Commodity Index Total Return	1.17%	$1,403,403
USD	70,947,053	08/22/17	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy	1.37%	535,614
USD	420,397,917	08/22/17	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	1.33%	2,993,616
USD	28,043,772	08/22/17	Barclays	Bloomberg Commodity Index Total Return	1.19%	234,579
USD	161,952,269	08/22/17	Barclays	Bloomberg Commodity Index 2 Month Forward Total Return	1.23%	1,272,661
USD	160,645,704	08/22/17	BNP Paribas	Bloomberg Commodity Index Total Return	1.19%	1,343,683
USD	149,011,532	08/22/17	BNP Paribas	Bloomberg Commodity Index 2 Month Forward Total Return	1.26%	1,169,504
USD	124,094,186	08/22/17	CIBC	Bloomberg Commodity Index Total Return	1.19%	1,038,018
USD	166,732,630	08/22/17	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	1.24%	1,309,724
USD	160,227,859	08/22/17	Citigroup	Bloomberg Commodity Index Total Return	1.19%	1,340,268
USD	109,475,207	08/22/17	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	1.24%	859,953
USD	127,600,335	08/22/17	Goldman Sachs	Bloomberg Commodity Index Total Return	1.17%	1,068,116
USD	216,124,925	08/22/17	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	1.23%	1,698,363
USD	19,930,116	08/22/17	JPMorgan Chase	Bloomberg Commodity Index Total Return	1.17%	166,831
USD	198,769,623	08/22/17	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.23%	1,561,981
USD	40,078,817	08/22/17	Macquarie	Bloomberg Commodity Index Total Return	1.16%	335,612

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$508,690,447	08/22/17	Macquarie	Macquarie Commodity Customized Product 112T Index	1.33%	$4,051,122
USD	76,591,888	08/22/17	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.25%	601,416
USD	78,144,630	08/22/17	Royal Bank of Canada	Bloomberg Commodity Index 2 Month Forward Total Return	1.27%	613,138
USD	19,357,344	08/22/17	Societe Generale	Bloomberg Commodity Index Total Return	1.19%	161,920
USD	156,727,212	08/22/17	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	1.27%	1,229,712
USD	195,752,585	08/22/17	Societe Generale	Societe Generale P04 TR Index	1.33%	1,575,003
USD	153,945,722	08/22/17	UBS	Bloomberg Commodity Index Total Return	1.18%	1,288,184
USD	32,862,963	08/22/17	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	1.22%	258,344
						$28,110,765

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•     Level 1—quoted prices in active markets for identical investments

•     Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$2,815,238,916	$—	$2,815,238,916
United States Treasury Obligations	—	540,646,150	—	540,646,150
Short-term Investments	—	80,650,603	—	80,650,603
	$—	$3,436,535,669	$—	$3,436,535,669
Other Financial Instruments*
Swap Contracts**	$—	$28,110,765	$—	$28,110,765

*	Other financial instruments include unrealized appreciation (depreciation) on swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 15, 2017

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	September 15, 2017